UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6465

The Travelers Series Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
      (800) 451-2010

Date of fiscal year end:  DECEMBER 31
Date of reporting period: JUNE 30, 2003

ITEM 1.         REPORT TO STOCKHOLDERS.

        The SEMI-ANNUAL Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT
JUNE 30, 2003

                                                              [UMBRELLA GRAPHIC]

                  THE TRAVELERS SERIES TRUST:

                  CONVERTIBLE SECURITIES PORTFOLIO
                  MFS MID CAP GROWTH PORTFOLIO
                  MFS RESEARCH PORTFOLIO

[TRAVELERS LIFE AND ANNUITY LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

SEMI-ANNUAL REPORT FOR THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  WHAT'S INSIDE

Letter from the Chairman....................................    1

Schedules of Investments....................................    2

Statements of Assets and Liabilities........................   17

Statements of Operations....................................   18

Statements of Changes in Net Assets.........................   19

Notes to Financial Statements...............................   21

Financial Highlights........................................   24

SEMI-ANNUAL REPORT FOR THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN

                                                           [R. JAY GERKEN PHOTO]

                                                        R. JAY GERKEN, CFA
                                                        Chairman, President and
                                                        Chief Executive Officer
DEAR SHAREHOLDER,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. JAY GERKEN
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 23, 2003

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED)                              JUNE 30, 2003

                        CONVERTIBLE SECURITIES PORTFOLIO

  SHARES                                        SECURITY                               VALUE
-----------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 34.3%
-----------------------------------------------------------------------------------------------
AUTOMOTIVE -- 7.8%
    50,000            Ford Motor Co. Capital Trust II, 6.500%.....................  $ 2,172,500
                      General Motors Corp.:
    53,000              5.250%....................................................    1,187,200
    47,000              6.250%....................................................    1,170,300
-----------------------------------------------------------------------------------------------
                                                                                      4,530,000
-----------------------------------------------------------------------------------------------
ELECTRIC -- 3.0%
                      Calenergy Capital Trust:
     3,150              6.250%....................................................      148,050
     3,070              6.500%....................................................      136,615
    39,000            Calpine Capital Trust III, 5.000%...........................    1,467,375
-----------------------------------------------------------------------------------------------
                                                                                      1,752,040
-----------------------------------------------------------------------------------------------
HOUSEWARES -- 4.6%
    56,000            Newell Financial Trust I, 5.250%............................    2,667,000
-----------------------------------------------------------------------------------------------
MEDIA -- 4.8%
    33,250            Tribune Co., 2.000%.........................................    2,807,963
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 0.8%
     8,000            Omnicare, Inc., 4.000%......................................      438,400
-----------------------------------------------------------------------------------------------
PIPELINES -- 2.1%
    43,200            El Paso Energy Corp. Capital Trust I, 4.750%................    1,248,480
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 7.1%
    39,515            Equity Office Properties Trust, 5.250%......................    1,963,895
    72,841            Equity Residential Properties, 7.250%.......................    1,856,717
    13,900            Reckson Associates Realty Corp., 7.625%.....................      337,770
-----------------------------------------------------------------------------------------------
                                                                                      4,158,382
-----------------------------------------------------------------------------------------------
SAVINGS AND LOANS -- 4.1%
    25,000            Washington Mutual Capital Trust I, 5.375% (a)...............    1,481,250
    15,000            Washington Mutual Inc., 5.375%..............................      888,750
-----------------------------------------------------------------------------------------------
                                                                                      2,370,000
-----------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.0%
                      Global Crossing Ltd.:
     1,200              6.750% (b)................................................           12
     1,200              7.000% (a)(b).............................................           12
     6,000            Loral Space & Communications Ltd., 6.000% (a)...............       21,000
     8,000            Williams Communications Group Inc., 6.750% (a)..............        3,000
-----------------------------------------------------------------------------------------------
                                                                                         24,024
-----------------------------------------------------------------------------------------------
                      TOTAL CONVERTIBLE PREFERRED STOCK (Cost -- $21,164,531).....   19,996,289
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 2

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                        CONVERTIBLE SECURITIES PORTFOLIO

   FACE
  AMOUNT     RATING(c)                            SECURITY                               VALUE
-------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES -- 63.6%
-------------------------------------------------------------------------------------------------
AUTOMOTIVE -- 2.9%
                        Lear Corp.:
$2,060,000   BB+          Zero coupon due 2/20/22...................................  $   970,775
 1,500,000   BB+          Zero coupon due 2/20/22 (a)...............................      706,875
-------------------------------------------------------------------------------------------------
                                                                                        1,677,650
-------------------------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.9%
    74,000   NR         Aviron, 5.250% due 2/1/08...................................       77,237
                        Inhale Therapeutic Systems, Inc.:
   250,000   NR           3.500% due 10/17/07.......................................      196,250
   300,000   NR           3.500% due 10/17/07 (a)...................................      235,500
-------------------------------------------------------------------------------------------------
                                                                                          508,987
-------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.1%
   100,000   NR         Quanta Services Inc., 4.000% due 7/1/07.....................       82,250
-------------------------------------------------------------------------------------------------
COMPUTER SERVICES -- 0.9%
   500,000   BBB        Electric Data Systems Corp., 3.875% due 7/15/23 (a).........      515,625
-------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 7.8%
 3,250,000   AAA        American International Group, Inc., zero coupon due
                          11/9/31...................................................    2,136,875
   500,000   AAA        IBK Cayman Finance Co., 1.500% due 8/17/03 (a)..............      537,235
 3,370,000   Aa3*       Merrill Lynch & Co., Inc., zero coupon due 5/23/31..........    1,845,075
    50,000   B          Providian Financial Corp., 4.000% due 5/15/08...............       55,688
-------------------------------------------------------------------------------------------------
                                                                                        4,574,873
-------------------------------------------------------------------------------------------------
ELECTRIC -- 2.4%
   800,000   B1*        Calpine Corp., 4.000% due 12/26/06 (a)......................      724,000
   350,000   BBB        PPL Energy Supply LLC, 2.625% due 5/15/23 (a)...............      365,750
   200,000   B2*        Sierra Pacific Resources, 7.250% due 2/14/10 (a)............      328,250
-------------------------------------------------------------------------------------------------
                                                                                        1,418,000
-------------------------------------------------------------------------------------------------
ELECTRONICS -- 3.4%
   800,000   BB         Agilent Technologies Inc., 3.000% due 12/1/21...............      782,000
 2,400,000   BBB-       Arrow Electronics Inc., zero coupon due 2/21/21.............    1,182,000
-------------------------------------------------------------------------------------------------
                                                                                        1,964,000
-------------------------------------------------------------------------------------------------
HEALTHCARE -- 2.5%
   500,000   NR         Lincare Holdings Inc., 3.000% due 6/15/33 (a)...............      510,000
                        Universal Health Services, Inc.:
 1,100,000   BBB-         0.426% due 6/23/20........................................      653,125
   450,000   BBB-         0.426% due 6/23/20 (a)....................................      267,188
-------------------------------------------------------------------------------------------------
                                                                                        1,430,313
-------------------------------------------------------------------------------------------------
LEISURE TIME -- 1.4%
 1,950,000   BB+        Royal Caribbean Cruises Ltd., zero coupon due 2/2/21........      845,813
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                        CONVERTIBLE SECURITIES PORTFOLIO

   FACE
  AMOUNT     RATING(C)                            SECURITY                               VALUE
-------------------------------------------------------------------------------------------------
MANUFACTURING -- 3.8%
                        Tyco International Group, S.A.:
$  300,000   BBB-         2.750% due 1/15/18 (a)....................................  $   324,750
 1,700,000   BBB-         3.125% due 1/15/23 (a)....................................    1,870,000
-------------------------------------------------------------------------------------------------
                                                                                        2,194,750
-------------------------------------------------------------------------------------------------
MEDIA -- 10.0%
 1,000,000   NR         Adelphia Communications Corp., 6.000% due 2/15/06 (d).......      192,500
 1,330,000   CCC-       Charter Communications Inc., 4.750% due 6/1/06..............      884,450
                        Liberty Media Corp.:
   500,000   BBB-         0.750% due 3/30/23 (a)....................................      568,750
 1,800,000   BBB-         4.000% due 11/15/29.......................................    1,172,250
   950,000   BBB-         3.500% due 1/15/31........................................      719,625
   250,000   BBB-         3.500% due 1/15/31 (a)....................................      189,375
 2,000,000   BBB+       The Walt Disney Co., 2.125% due 4/15/23.....................    2,087,500
-------------------------------------------------------------------------------------------------
                                                                                        5,814,450
-------------------------------------------------------------------------------------------------
OIL AND GAS -- 7.2%
                        Diamond Offshore Drilling Inc.:
 1,130,000   A            1.500% due 4/15/31........................................    1,063,612
   400,000   A            1.500% due 4/15/31 (a)....................................      376,500
                        Global Marine Inc.:
 2,000,000   A-           Zero coupon due 6/23/20...................................    1,147,500
   600,000   A-           Zero coupon due 6/23/20 (a)...............................      344,250
 1,000,000   BBB        Halliburton Co., 3.125% due 7/15/23 (a).....................    1,012,500
   300,000   B          Hanover Compressor Co., 4.750% due 3/15/08..................      270,375
-------------------------------------------------------------------------------------------------
                                                                                        4,214,737
-------------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 5.3%
   600,000   B          Advanced Medical Optics, Inc., 3.500% due 4/15/23 (a).......      642,750
   400,000   A          Allergan, Inc., zero coupon due 11/6/22 (a).................      390,500
                        Cephalon Inc.:
   600,000   B-           2.500% due 12/15/06 (a)...................................      555,750
   600,000   B-           Tranche A, zero coupon due 6/15/33 (a)....................      554,250
   800,000   B-           Tranche B, zero coupon due 6/15/33 (a)....................      731,000
   200,000   BBB-       Watson Pharmaceuticals, Inc., 1.750% due 3/15/23 (a)........      242,750
-------------------------------------------------------------------------------------------------
                                                                                        3,117,000
-------------------------------------------------------------------------------------------------
PIPELINES -- 1.5%
 2,027,000   B          El Paso Corp., zero coupon due 2/28/21......................      896,947
-------------------------------------------------------------------------------------------------
RETAIL -- 7.2%
   300,000   BB+        Best Buy Co., Inc., 2.250% due 1/15/22 (a)..................      312,000
 1,500,000   BB+        The Gap, Inc., 5.750% due 3/15/09...........................    2,023,125
                        J.C. Penney Co. Inc.:
 1,150,000   BB-          5.000% due 10/15/08.......................................    1,125,563
   750,000   BB-          5.000% due 10/15/08 (a)...................................      734,062
-------------------------------------------------------------------------------------------------
                                                                                        4,194,750
-------------------------------------------------------------------------------------------------
SEMICONDUCTORS -- 0.2%
   100,000   AA-        DuPont Photomasks, Inc., zero coupon due 7/24/04............       99,000
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                        CONVERTIBLE SECURITIES PORTFOLIO

   FACE
  AMOUNT     RATING(C)                            SECURITY                               VALUE
-------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 6.1%
                        Anixter International Inc.:
$2,295,000   BB+          Zero coupon due 6/28/20...................................  $   743,006
   400,000   BB+          Zero coupon due 6/28/20 (a)...............................      129,500
 2,700,000   BBB-       Cox Communications Inc., 0.426% due 4/19/20.................    1,360,125
   100,000   NR         Tekelec, 2.250% due 6/15/08 (a).............................       97,625
 2,000,000   A+         Verizon Global Funding Corp., zero coupon due 5/15/21.......    1,200,000
-------------------------------------------------------------------------------------------------
                                                                                        3,530,256
-------------------------------------------------------------------------------------------------
                        TOTAL CONVERTIBLE BONDS AND NOTES (Cost -- $36,693,691).....   37,079,401
-------------------------------------------------------------------------------------------------
 FACE
AMOUNT                                            SECURITY                               VALUE
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.1%
 1,216,000              State Street Bank and Trust Co., 1.000% due 7/1/03; Proceeds
                          at
                          maturity -- $1,216,034; (Fully collateralized by Federal
                          National
                          Mortgage Association Notes, 5.500% due 2/15/06; Market
                          value -- $1,245,141) (Cost -- $1,216,000).................    1,216,000
-------------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS -- 100.0% (Cost -- $59,074,222**).........  $58,291,690
-------------------------------------------------------------------------------------------------

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Non-income producing security.
(c) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(d) Security is currently in default.
 ** Aggregate cost for Federal income tax purposes is substantially the same.

   See page 16 for definitions of ratings.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                          MFS MID CAP GROWTH PORTFOLIO

  SHARES                                SECURITY                               VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 97.3%
----------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.3%
      9,900   Alliant Techsystems Inc.+...................................  $    513,909
----------------------------------------------------------------------------------------
AIR FREIGHT AND COURIERS -- 1.0%
     44,800   Expeditors International of Washington, Inc. ...............     1,551,872
----------------------------------------------------------------------------------------
AIRLINES -- 0.8%
     28,900   JetBlue Airways Corp.+......................................     1,222,181
----------------------------------------------------------------------------------------
BIOTECHNOLOGY -- 7.2%
     14,200   Affymetrix, Inc.+...........................................       279,882
     11,490   Biogen, Inc.+...............................................       436,620
     25,500   Celgene Corp.+..............................................       775,200
     61,940   Genzyme Corp. -- General Division+..........................     2,589,092
     21,200   Gilead Sciences, Inc.+......................................     1,178,296
     15,100   ICOS Corp.+.................................................       554,925
     56,900   IDEC Pharmaceuticals Corp.+.................................     1,934,600
     38,920   Invitrogen Corp.+...........................................     1,493,360
     54,440   MedImmune, Inc.+............................................     1,979,983
----------------------------------------------------------------------------------------
                                                                              11,221,958
----------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES -- 7.9%
     14,100   Apollo Group, Inc., Class A Shares+.........................       870,816
    110,720   The BISYS Group, Inc.+......................................     2,033,926
     45,300   ChoicePoint Inc.+...........................................     1,563,756
     51,900   DST Systems, Inc.+..........................................     1,972,200
     45,100   Manpower Inc. ..............................................     1,672,759
     20,200   Monster Worldwide Inc.+.....................................       398,546
     24,400   Paychex, Inc. ..............................................       715,164
     40,800   Robert Half International Inc.+.............................       772,752
     52,790   Weight Watchers International, Inc.+........................     2,401,417
----------------------------------------------------------------------------------------
                                                                              12,401,336
----------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.4%
     20,900   ADTRAN, Inc.+...............................................     1,071,961
     65,700   Advanced Fibre Communications, Inc.+........................     1,068,939
        600   Scientific-Atlanta, Inc. ...................................        14,304
----------------------------------------------------------------------------------------
                                                                               2,155,204
----------------------------------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 0.5%
     41,500   Apple Computer, Inc.+.......................................       793,480
----------------------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 0.4%
     41,900   Smurfit-Stone Container Corp.+..............................       545,957
----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 5.0%
     12,600   Affiliated Managers Group, Inc.+............................       767,970
    106,200   Ameritrade Holding Corp.+...................................       786,942
     55,800   E*TRADE Group, Inc.+........................................       474,300
     80,000   Investors Financial Services Corp. .........................     2,320,800
     12,700   Legg Mason, Inc. ...........................................       824,865

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                          MFS MID CAP GROWTH PORTFOLIO

  SHARES                                SECURITY                               VALUE
----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 5.0% (CONTINUED)
     26,000   Lehman Brothers Holdings Inc. ..............................  $  1,728,480
     13,800   T. Rowe Price Group Inc. ...................................       520,950
     16,400   Waddell & Reed Financial, Inc. .............................       420,988
----------------------------------------------------------------------------------------
                                                                               7,845,295
----------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.0%
        570   Reliant Resources, Inc.+....................................         3,494
----------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.3%
     13,200   Energizer Holdings, Inc.+...................................       414,480
     70,500   Rockwell Automation, Inc. ..................................     1,680,720
----------------------------------------------------------------------------------------
                                                                               2,095,200
----------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 4.6%
     74,500   Millipore Corp.+............................................     3,305,565
     37,600   Thermo Electron Corp.+......................................       790,352
    108,350   Waters Corp.+...............................................     3,156,236
----------------------------------------------------------------------------------------
                                                                               7,252,153
----------------------------------------------------------------------------------------
ENERGY EQUIPMENT AND SERVICES -- 4.8%
     45,600   Baker Hughes Inc. ..........................................     1,530,792
     58,770   BJ Services Co.+............................................     2,195,647
     26,260   Cooper Cameron Corp.+.......................................     1,322,979
     58,100   GlobalSantaFe Corp. ........................................     1,356,054
      1,500   Noble Corp.+................................................        51,450
     30,300   Smith International, Inc.+..................................     1,113,222
----------------------------------------------------------------------------------------
                                                                               7,570,144
----------------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.0%
     21,600   Hershey Foods Corp. ........................................     1,504,656
----------------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT AND SUPPLIES -- 4.8%
     40,900   Apogent Technologies Inc.+..................................       818,000
    200,200   Cytyc Corp.+................................................     2,106,104
     71,200   DENTSPLY International Inc. ................................     2,912,080
     38,700   Guidant Corp.+..............................................     1,717,893
----------------------------------------------------------------------------------------
                                                                               7,554,077
----------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS AND SERVICES -- 4.6%
     24,000   AmerisourceBergen Corp. ....................................     1,664,400
    127,070   Caremark Rx, Inc.+..........................................     3,263,158
     53,800   Health Management Associates, Inc., Class A Shares..........       992,610
     61,100   Tenet Healthcare Corp.+.....................................       711,815
     57,400   WebMD Corp.+................................................       621,642
----------------------------------------------------------------------------------------
                                                                               7,253,625
----------------------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE -- 5.6%
     23,900   The Cheesecake Factory Inc.+................................       857,771
     19,400   Four Seasons Hotels, Inc. ..................................       839,244
     35,700   MGM MIRAGE+.................................................     1,220,226

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                          MFS MID CAP GROWTH PORTFOLIO

  SHARES                                SECURITY                               VALUE
----------------------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE -- 5.6% (CONTINUED)
     66,080   Outback Steakhouse, Inc. ...................................  $  2,577,120
     54,300   Royal Caribbean Cruises Ltd. ...............................     1,257,588
     37,180   Starbucks Corp.+............................................       911,654
     39,930   Starwood Hotels & Resorts Worldwide, Inc. ..................     1,141,599
----------------------------------------------------------------------------------------
                                                                               8,805,202
----------------------------------------------------------------------------------------
INSURANCE -- 0.9%
     21,900   Arthur J. Gallagher & Co. ..................................       595,680
     26,700   Willis Group Holdings Ltd.+.................................       821,025
----------------------------------------------------------------------------------------
                                                                               1,416,705
----------------------------------------------------------------------------------------
INTERNET SOFTWARE AND SERVICES -- 2.5%
      2,600   Digex, Inc., Class A Shares+................................         1,196
     38,500   Expedia, Inc., Class A Shares+..............................     2,940,630
     27,700   Yahoo! Inc.+................................................       907,452
----------------------------------------------------------------------------------------
                                                                               3,849,278
----------------------------------------------------------------------------------------
IT CONSULTING AND SERVICES -- 2.0%
     76,100   BearingPoint, Inc.+.........................................       734,365
        500   Gartner Group Inc., Class A Shares+.........................         3,790
     94,290   SunGard Data Systems Inc.+..................................     2,443,054
----------------------------------------------------------------------------------------
                                                                               3,181,209
----------------------------------------------------------------------------------------
LEISURE EQUIPMENT AND PRODUCTS -- 0.1%
      4,400   Mattel, Inc. ...............................................        83,248
----------------------------------------------------------------------------------------
MACHINERY -- 1.0%
     25,100   ITT Industries, Inc. .......................................     1,643,046
----------------------------------------------------------------------------------------
MEDIA -- 12.6%
     27,020   The E.W. Scripps Co., Class A Shares........................     2,397,214
     96,330   EchoStar Communications Corp., Class A Shares+..............     3,334,943
     32,590   Entercom Communications Corp.+..............................     1,597,236
     18,200   Getty Images, Inc.+.........................................       751,660
     42,600   Hearst-Argyle Television, Inc.+.............................     1,103,340
     43,900   InterActiveCorp+............................................     1,737,123
     13,500   Lin TV Corp., Class A Shares+...............................       317,925
     22,320   The McGraw-Hill Cos., Inc. .................................     1,383,840
     29,760   Meredith Corp. .............................................     1,309,440
      9,690   The New York Times Co., Class A Shares......................       440,895
     33,000   Tribune Co. ................................................     1,593,900
     49,160   Univision Communications Inc., Class A Shares+..............     1,494,464
     68,760   Westwood One, Inc.+.........................................     2,333,027
----------------------------------------------------------------------------------------
                                                                              19,795,007
----------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 1.1%
     46,200   Family Dollar Stores, Inc. .................................     1,762,530
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                          MFS MID CAP GROWTH PORTFOLIO

  SHARES                                SECURITY                               VALUE
----------------------------------------------------------------------------------------
PHARMACEUTICALS -- 2.6%
     14,640   InterMune, Inc.+............................................  $    235,850
     18,500   Medicis Pharmaceutical Corp.+...............................     1,048,950
     52,085   Mylan Laboratories Inc. ....................................     1,810,995
     18,340   Teva Pharmaceutical Industries Ltd., Sponsored ADR..........     1,044,096
----------------------------------------------------------------------------------------
                                                                               4,139,891
----------------------------------------------------------------------------------------
ROAD AND RAIL -- 0.6%
     27,200   Swift Transportation Co., Inc.+.............................       506,464
     18,800   Werner Enterprises, Inc. ...................................       398,560
----------------------------------------------------------------------------------------
                                                                                 905,024
----------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 7.4%
    453,400   Agere Systems Inc.+.........................................     1,042,820
     86,300   Altera Corp.+...............................................     1,415,320
     67,640   Analog Devices, Inc.+.......................................     2,355,225
     76,500   ASM International N.V., NY Registered Shares+...............       731,340
     38,000   Lam Research Corp.+.........................................       691,980
     36,280   Maxim Integrated Products, Inc. ............................     1,240,413
     35,060   Microchip Technology Inc. ..................................       863,528
     71,890   Novellus Systems, Inc.+.....................................     2,632,684
     26,600   Xilinx, Inc.+...............................................       673,246
----------------------------------------------------------------------------------------
                                                                              11,646,556
----------------------------------------------------------------------------------------
SOFTWARE -- 6.5%
     62,800   Amdocs Ltd.+................................................     1,507,200
    123,440   BEA Systems, Inc.+..........................................     1,340,558
     20,150   Mercury Interactive Corp.+..................................       777,992
    144,400   Network Associates, Inc.+...................................     1,830,992
     25,340   Symantec Corp.+.............................................     1,111,412
    127,610   VERITAS Software Corp.+.....................................     3,658,579
----------------------------------------------------------------------------------------
                                                                              10,226,733
----------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 6.4%
    117,570   Office Depot, Inc.+.........................................     1,705,941
    106,640   PETsMART, Inc.+.............................................     1,777,689
     75,700   The Talbots, Inc. ..........................................     2,229,365
     74,900   Tiffany & Co. ..............................................     2,447,732
     67,200   The TJX Cos., Inc. .........................................     1,266,048
     22,200   Williams-Sonoma, Inc.+......................................       648,240
----------------------------------------------------------------------------------------
                                                                              10,075,015
----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.4%
    282,110   American Tower Corp., Class A Shares+.......................     2,496,674
    207,400   Sprint Corp. (PCS Group)+...................................     1,192,550
----------------------------------------------------------------------------------------
                                                                               3,689,224
----------------------------------------------------------------------------------------
              TOTAL COMMON STOCK (Cost -- $131,456,760)...................   152,703,209
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                          MFS MID CAP GROWTH PORTFOLIO

   FACE
  AMOUNT                                SECURITY                               VALUE
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 2.7%
$ 4,236,000   Federal Home Loan Bank, Discount Notes, zero coupon bond due
                7/1/03
                (Cost -- $4,236,000)......................................  $  4,236,000
----------------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100.0% (Cost -- $135,692,760*).........  $156,939,209
----------------------------------------------------------------------------------------

 +  Non-income producing security.
 *  Aggregate cost for Federal income tax purposes is substantially the same.

    Abbreviation used in this schedule:
    ADR -- American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             MFS RESEARCH PORTFOLIO

  SHARES                               SECURITY                                 VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 90.9%
-----------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 1.2%
    26,400   Lockheed Martin Corp. ......................................    $  1,255,848
-----------------------------------------------------------------------------------------
BANKS -- 9.2%
    34,250   Bank of America Corp. ......................................       2,706,778
    24,000   Bank One Corp. .............................................         892,320
    21,000   Banknorth Group, Inc. ......................................         535,920
    19,090   Charter One Financial, Inc. ................................         595,226
    48,840   FleetBoston Financial Corp. ................................       1,451,036
    57,200   Mellon Financial Corp. .....................................       1,587,300
     7,720   SouthTrust Corp. ...........................................         209,984
    27,100   SunTrust Banks, Inc. .......................................       1,608,114
    12,200   TCF Financial Corp. ........................................         486,048
-----------------------------------------------------------------------------------------
                                                                               10,072,726
-----------------------------------------------------------------------------------------
BEVERAGES -- 3.1%
    19,000   Anheuser-Busch Cos., Inc. ..................................         969,950
    52,900   PepsiCo, Inc. ..............................................       2,354,050
-----------------------------------------------------------------------------------------
                                                                                3,324,000
-----------------------------------------------------------------------------------------
BIOTECHNOLOGY -- 4.4%
    30,750   Amgen, Inc.+................................................       2,043,030
    22,800   Genentech, Inc.+............................................       1,644,336
    26,000   Genzyme Corp. - General Division+...........................       1,086,800
-----------------------------------------------------------------------------------------
                                                                                4,774,166
-----------------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.2%
     3,700   American Standard Cos. Inc.+................................         273,541
-----------------------------------------------------------------------------------------
CHEMICALS -- 2.0%
     7,100   Air Products & Chemicals, Inc. .............................         295,360
    36,600   The Dow Chemical Co. .......................................       1,133,136
    19,000   Lyondell Chemical Co. ......................................         257,070
     7,550   Praxair, Inc. ..............................................         453,755
-----------------------------------------------------------------------------------------
                                                                                2,139,321
-----------------------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 1.1%
    95,300   Smurfit-Stone Container Corp.+..............................       1,241,759
-----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 6.7%
    40,820   Fannie Mae..................................................       2,752,901
    28,160   Freddie Mac.................................................       1,429,683
    18,300   The Goldman Sachs Group, Inc. ..............................       1,532,625
    11,400   MBNA Corp. .................................................         237,576
    29,100   Merrill Lynch & Co., Inc. ..................................       1,358,388
-----------------------------------------------------------------------------------------
                                                                                7,311,173
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             MFS RESEARCH PORTFOLIO

  SHARES                               SECURITY                                 VALUE
-----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.5%
     8,900   CenturyTel, Inc. ...........................................    $    310,165
    61,400   Verizon Communications Inc. ................................       2,422,230
-----------------------------------------------------------------------------------------
                                                                                2,732,395
-----------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.5%
     5,900   Dominion Resources, Inc. ...................................         379,193
    12,900   PG&E Corp.+.................................................         272,835
     7,900   Public Service Enterprise Group Inc. .......................         333,775
    30,100   TXU Corp. ..................................................         675,745
-----------------------------------------------------------------------------------------
                                                                                1,661,548
-----------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 0.1%
     2,400   Waters Corp.+...............................................          69,912
-----------------------------------------------------------------------------------------
ENERGY EQUIPMENT AND SERVICES -- 2.2%
    27,780   GlobalSantaFe Corp. ........................................         648,385
    16,900   Halliburton Co. ............................................         388,700
    12,800   Noble Corp.+................................................         439,040
    18,900   Schlumberger Ltd. ..........................................         899,073
-----------------------------------------------------------------------------------------
                                                                                2,375,198
-----------------------------------------------------------------------------------------
FOOD AND DRUG RETAILING -- 1.2%
    53,200   The Kroger Co.+.............................................         887,376
    13,500   Walgreen Co. ...............................................         406,350
-----------------------------------------------------------------------------------------
                                                                                1,293,726
-----------------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.8%
    24,500   Kellogg Co. ................................................         842,065
-----------------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT AND SUPPLIES -- 1.2%
    24,000   Baxter International, Inc. .................................         624,000
    16,200   Guidant Corp.+..............................................         719,118
-----------------------------------------------------------------------------------------
                                                                                1,343,118
-----------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS AND SERVICES -- 1.5%
     9,800   Caremark Rx, Inc.+..........................................         251,664
    14,700   Lincare Holdings Inc.+......................................         463,197
    81,700   Tenet Healthcare Corp.+.....................................         951,805
-----------------------------------------------------------------------------------------
                                                                                1,666,666
-----------------------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE -- 1.9%
     9,400   CEC Entertainment Inc.+.....................................         347,142
    28,600   Hilton Hotels Corp. ........................................         365,794
    11,700   MGM MIRAGE+.................................................         399,906
    18,500   Starwood Hotels & Resorts Worldwide, Inc., Class B Shares...         528,915
    14,600   Yum! Brands, Inc.+..........................................         431,576
-----------------------------------------------------------------------------------------
                                                                                2,073,333
-----------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.3%
    12,700   Newell Rubbermaid Inc. .....................................         355,600
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             MFS RESEARCH PORTFOLIO

  SHARES                               SECURITY                                 VALUE
-----------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 2.2%
    26,500   The Procter & Gamble Co. ...................................    $  2,363,270
-----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.3%
     7,260   3M Co. .....................................................         936,395
    26,500   Tyco International Ltd. ....................................         502,970
-----------------------------------------------------------------------------------------
                                                                                1,439,365
-----------------------------------------------------------------------------------------
INSURANCE -- 5.2%
    38,200   ACE Ltd. ...................................................       1,309,878
    12,100   The Chubb Corp. ............................................         726,000
    32,550   MetLife, Inc. ..............................................         921,816
    25,010   The St. Paul Cos., Inc. ....................................         913,115
    27,900   Willis Group Holdings Ltd. .................................         857,925
    11,500   XL Capital Ltd., Class A Shares.............................         954,500
-----------------------------------------------------------------------------------------
                                                                                5,683,234
-----------------------------------------------------------------------------------------
IT CONSULTING AND SERVICES -- 0.8%
    31,600   SunGard Data Systems Inc.+..................................         818,756
-----------------------------------------------------------------------------------------
MACHINERY -- 0.6%
    14,600   Deere & Co. ................................................         667,220
-----------------------------------------------------------------------------------------
MEDIA -- 6.4%
    92,700   AOL Time Warner, Inc.+......................................       1,491,543
    14,800   Clear Channel Communications, Inc.+.........................         627,372
    35,990   EchoStar Communications Corp., Class A Shares+..............       1,245,974
     4,300   Getty Images, Inc.+.........................................         177,590
    13,800   Lamar Advertising Co.+......................................         485,898
    11,500   The New York Times Co., Class A Shares......................         523,250
    18,500   Tribune Co. ................................................         893,550
    36,078   Viacom Inc., Class B Shares+................................       1,575,165
-----------------------------------------------------------------------------------------
                                                                                7,020,342
-----------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 5.2%
    14,500   Kohl's Corp.+...............................................         745,010
    40,100   Target Corp. ...............................................       1,517,384
    62,680   Wal-Mart Stores, Inc. ......................................       3,364,036
-----------------------------------------------------------------------------------------
                                                                                5,626,430
-----------------------------------------------------------------------------------------
OIL AND GAS -- 4.2%
    14,600   ConocoPhillips..............................................         800,080
     5,300   Devon Energy Corp. .........................................         283,020
    17,920   Equitable Resources, Inc. ..................................         730,061
    78,142   Exxon Mobil Corp. ..........................................       2,806,079
-----------------------------------------------------------------------------------------
                                                                                4,619,240
-----------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 1.2%
     7,000   Bowater Inc. ...............................................         262,150
    30,100   International Paper Co. ....................................       1,075,473
-----------------------------------------------------------------------------------------
                                                                                1,337,623
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             MFS RESEARCH PORTFOLIO

  SHARES                               SECURITY                                 VALUE
-----------------------------------------------------------------------------------------
PHARMACEUTICALS -- 12.8%
    75,700   Abbott Laboratories.........................................    $  3,312,632
    54,400   Johnson & Johnson...........................................       2,812,480
    84,025   Pfizer Inc. ................................................       2,869,454
   123,200   Schering-Plough Corp. ......................................       2,291,520
    57,700   Wyeth.......................................................       2,628,235
-----------------------------------------------------------------------------------------
                                                                               13,914,321
-----------------------------------------------------------------------------------------
ROAD AND RAIL -- 0.5%
     9,000   Union Pacific Corp. ........................................         522,180
-----------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 0.9%
    16,220   Analog Devices, Inc.+.......................................         564,780
    12,100   Novellus Systems, Inc.+.....................................         443,114
-----------------------------------------------------------------------------------------
                                                                                1,007,894
-----------------------------------------------------------------------------------------
SOFTWARE -- 3.8%
    99,800   Microsoft Corp. ............................................       2,555,878
    27,400   Network Associates, Inc.+...................................         347,432
    40,530   Oracle Corp.+...............................................         487,171
    25,500   VERITAS Software Corp.+.....................................         731,085
-----------------------------------------------------------------------------------------
                                                                                4,121,566
-----------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.7%
    54,800   The Home Depot, Inc. .......................................       1,814,976
-----------------------------------------------------------------------------------------
TEXTILES AND APPAREL -- 0.3%
     9,100   Liz Claiborne, Inc. ........................................         320,775
-----------------------------------------------------------------------------------------
TOBACCO -- 2.2%
    51,900   Altria Group, Inc. .........................................       2,358,336
-----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
   100,500   Sprint Corp. (PCS Group)+...................................         577,875
-----------------------------------------------------------------------------------------
             TOTAL COMMON STOCK (Cost -- $94,829,326)....................      99,019,498
-----------------------------------------------------------------------------------------
FOREIGN STOCK -- 5.4%
-----------------------------------------------------------------------------------------
CANADA -- 1.3%
    21,500   Encana Corp. ...............................................         819,878
    12,600   Talisman Energy Inc. .......................................         571,566
-----------------------------------------------------------------------------------------
                                                                                1,391,444
-----------------------------------------------------------------------------------------
FRANCE -- 0.4%
     3,400   Total S.A. .................................................         514,668
-----------------------------------------------------------------------------------------
NETHERLANDS -- 1.0%
    51,300   STMicroelectronics N.V., NY Registered Shares...............       1,066,527
-----------------------------------------------------------------------------------------
SWITZERLAND -- 0.5%
     2,491   Nestle S.A. ................................................         515,119
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             MFS RESEARCH PORTFOLIO

  SHARES                               SECURITY                                 VALUE
-----------------------------------------------------------------------------------------
UNITED KINGDOM -- 2.2%
   191,200   BHP Billiton PLC............................................    $  1,008,151
    71,397   BP PLC......................................................         495,946
    33,700   Rio Tinto Ltd. .............................................         635,011
    33,800   Unilever PLC................................................         269,563
-----------------------------------------------------------------------------------------
                                                                                2,408,671
-----------------------------------------------------------------------------------------
             TOTAL FOREIGN STOCK (Cost -- $5,687,585)....................       5,896,429
-----------------------------------------------------------------------------------------

   FACE
  AMOUNT                               SECURITY                                 VALUE
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 3.7%
$3,996,000   Federal Home Loan Bank, Discount Notes, zero coupon bond due
               7/1/03 (Cost -- $3,996,000)...............................       3,996,000
-----------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0% (Cost -- $104,512,911*).........    $108,911,927
-----------------------------------------------------------------------------------------

 + Non-income producing security.
 * Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA            --   Bonds rated "AAA" have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay
                    principal is extremely strong.
AA             --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated
                    issues only in a small degree.
A              --   Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and
                    economic conditions than debt in higher rated categories.
BBB            --   Bonds rated "BBB" are regarded as having an adequate
                    capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse
                    economic conditions or changing circumstances are more
                    likely to lead to a weakened capacity to pay interest and
                    repay principal for bonds in this category than for bonds in higher rated categories.
BB, B and CCC  --   Bonds rated "BB", "B" and "CCC" are regarded, on balance, as predominantly speculative with respect to capacity to pay
                    interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of
                    speculation than "B", and "CCC" the highest degree of
                    speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by
                    large uncertainties or major risk exposures to adverse
                    conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa            --   Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are
                    generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective
                    elements are likely to change, such changes as can be
                    visualized are most unlikely to impair the fundamentally
                    strong position of these bonds.
Aa             --   Bonds rated "Aa" are judged to be of the high quality by all standards. Together with the Aaa group they comprise what
                    are generally known as high grade bonds. They are rated
                    lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of
                    protective elements may be of greater amplitude, or there
                    may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.
A              --   Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations.
                    Factors giving security to principal and interest are
                    considered adequate, but elements may be present that
                    suggest a susceptibility to impairment some time in the
                    future.
Baa            --   Bonds rated "Baa" are considered to be medium grade
                    obligations; that is they are neither highly protected nor poorly secured. Interest payment and principal security
                    appear adequate for the present but certain protective
                    elements may be lacking or may be characteristically
                    unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have
                    speculative characteristics as well.
Ba             --   Bonds rated "Ba" are judged to have speculative elements;
                    their future cannot be considered as well assured. Often the protection of interest and principal payments may be very
                    moderate and thereby may not well safeguarded during both
                    good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B              --   Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.
Caa            --   Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with
                    respect to principal or interest.
Ca and C       --   Bonds rated "Ca" and "C" represent obligations which are
                    speculative in a high degree. Such issues are often in
                    default or have other marked shortcomings.

NR             --   Indicates that the bond is not rated by Standard & Poor's or
                    Moody's.

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  JUNE 30, 2003

                                                                                MFS
                                                              CONVERTIBLE     MID CAP          MFS
                                                              SECURITIES       GROWTH        RESEARCH
                                                               PORTFOLIO     PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost......................................  $59,074,222   $135,692,760   $104,512,911
-------------------------------------------------------------------------------------------------------
  Investments, at value.....................................  $58,291,690   $156,939,209   $108,911,927
  Cash......................................................           88            311            548
  Receivable for securities sold............................    1,243,029      2,472,925        487,587
  Dividends and interest receivable.........................      231,087         34,348        149,460
  Receivable for Fund shares sold...........................       97,877             --             --
-------------------------------------------------------------------------------------------------------
  TOTAL ASSETS..............................................   59,863,771    159,446,793    109,549,522
-------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased..........................    1,175,000      1,508,192        783,084
  Payable for Fund shares purchased.........................       30,048         13,113         18,729
  Investment advisory fees payable..........................       28,775        103,748         64,604
  Administration fees payable...............................        2,877          7,781         13,214
  Payable for open forward foreign currency contracts (Note
    5)......................................................           --             --            802
  Accrued expenses..........................................       20,689         47,342         37,044
-------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES.........................................    1,257,389      1,680,176        917,477
-------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS............................................  $58,606,382   $157,766,617   $108,632,045
=======================================================================================================
NET ASSETS:
  Paid-in capital...........................................  $60,607,021   $401,145,077   $193,852,271
  Undistributed net investment income.......................    1,130,743             --        469,455
  Accumulated net investment loss...........................           --       (310,930)            --
  Accumulated net realized loss from investment
    transactions............................................   (2,348,850)  (264,314,103)   (90,090,350)
  Net unrealized appreciation (depreciation) of investments
    and foreign currencies..................................     (782,532)    21,246,573      4,400,669
-------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS............................................  $58,606,382   $157,766,617   $108,632,045
=======================================================================================================
SHARES OUTSTANDING..........................................    5,255,575     26,561,301     15,196,651
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, PER SHARE..................................       $11.15          $5.94          $7.15
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                                                                MFS
                                                              CONVERTIBLE     MID CAP         MFS
                                                              SECURITIES      GROWTH       RESEARCH
                                                               PORTFOLIO     PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest..................................................  $  698,719    $    35,517   $    26,260
  Dividends.................................................     596,116        317,663       925,095
  Less: Foreign withholding tax.............................          --         (5,777)      (12,293)
-----------------------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME...................................   1,294,835        347,403       939,062
-----------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 2).........................     157,232        559,612       410,089
  Administration fees (Note 2)..............................      15,723         41,971        30,757
  Audit and legal...........................................      10,855         14,145        14,411
  Custody...................................................       7,518         20,362        21,195
  Shareholder communications................................       3,778         12,373        13,252
  Trustees' fees............................................       2,787          2,270         2,610
  Shareholder servicing fees................................       2,488          2,484         2,479
  Other.....................................................         208          4,498           975
-----------------------------------------------------------------------------------------------------
  TOTAL EXPENSES............................................     200,589        657,715       495,768
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)................................   1,094,246       (310,312)      443,294
-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTES 3 AND 5):
  Realized Loss From:
    Investment transactions.................................    (360,747)    (2,156,775)   (4,485,669)
    Foreign currency transactions...........................          --           (618)         (606)
-----------------------------------------------------------------------------------------------------
  NET REALIZED LOSS.........................................    (360,747)    (2,157,393)   (4,486,275)
-----------------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) From:
    Investments.............................................   6,881,042     26,897,034    13,511,767
    Foreign currencies......................................          --            119          (371)
-----------------------------------------------------------------------------------------------------
  CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)......   6,881,042     26,897,153    13,511,396
-----------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES..............   6,520,295     24,739,760     9,025,121
-----------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS......................  $7,614,541    $24,429,448   $ 9,468,415
=====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)   FOR THE SIX MONTHS ENDED JUNE
30, 2003

                                                                                MFS
                                                              CONVERTIBLE     MID CAP          MFS
                                                              SECURITIES       GROWTH        RESEARCH
                                                               PORTFOLIO     PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)..............................  $ 1,094,246   $   (310,312)  $    443,294
  Net realized loss.........................................     (360,747)    (2,157,393)    (4,486,275)
  Change in net unrealized appreciation (depreciation)......    6,881,042     26,897,153     13,511,396
-------------------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................    7,614,541     24,429,448      9,468,415
-------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares..........................    7,441,385      4,766,649        931,596
  Cost of shares reacquired.................................   (5,271,031)    (9,650,608)    (7,778,335)
-------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS.................................    2,170,354     (4,883,959)    (6,846,739)
-------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS......................................    9,784,895     19,545,489      2,621,676
NET ASSETS:
  Beginning of period.......................................   48,821,487    138,221,128    106,010,369
-------------------------------------------------------------------------------------------------------
  END OF PERIOD*............................................  $58,606,382   $157,766,617   $108,632,045
=======================================================================================================
* Note:
  Includes undistributed net investment income of:..........   $1,130,743             --       $469,455
-------------------------------------------------------------------------------------------------------
  Includes accumulated net investment loss of:..............           --      $(310,930)            --
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)     FOR THE YEAR ENDED DECEMBER
31, 2002

                                                                                  MFS
                                                              CONVERTIBLE       MID CAP          MFS
                                                               SECURITIES       GROWTH         RESEARCH
                                                               PORTFOLIO       PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)..............................  $  2,129,705   $  (1,066,424)  $    591,918
  Net realized loss.........................................    (1,887,243)   (206,726,742)   (38,917,113)
  Change in net unrealized appreciation (depreciation)......    (4,052,465)     69,770,853     (1,621,852)
---------------------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM OPERATIONS....................    (3,810,003)   (138,022,313)   (39,947,047)
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................    (3,673,756)             --       (745,864)
  Net realized gains........................................      (328,641)             --             --
---------------------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................    (4,002,397)             --       (745,864)
---------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares..........................    16,726,051      21,659,027      3,400,629
  Net asset value of shares issued for reinvestment of
    dividends...............................................     4,002,397              --        745,864
  Cost of shares reacquired.................................   (14,450,595)    (23,919,477)   (23,370,733)
---------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
    TRANSACTIONS............................................     6,277,853      (2,260,450)   (19,224,240)
---------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS......................................    (1,534,547)   (140,282,763)   (59,917,151)
NET ASSETS:
  Beginning of year.........................................    50,356,034     278,503,891    165,927,520
---------------------------------------------------------------------------------------------------------
  END OF YEAR*..............................................  $ 48,821,487   $ 138,221,128   $106,010,369
=========================================================================================================
* Includes undistributed net investment income of:..........       $36,497              --        $26,767
=========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     1.  SIGNIFICANT ACCOUNTING POLICIES

     The Convertible Securities, MFS Mid Cap Growth and MFS Research Portfolios ("Fund(s)") are separate investment funds of The Travelers Series Trust ("Trust"). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of these Funds and thirteen other separate investment funds: Travelers Quality Bond, Lazard International Stock, MFS Emerging Growth, Federated High Yield, Federated Stock, Disciplined Mid Cap Stock, U.S. Government Securities, Social Awareness Stock, Pioneer Fund, formerly known as Utilities, Large Cap, Equity Income, Zero Coupon Bond Fund (Series 2005) and MFS Value Portfolios. Shares of the Trust are offered only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. The financial statements and financial highlights for the other funds are presented in separate shareholder reports. The Funds and the other investment funds of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies.

     The significant accounting policies consistently followed by the Funds are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the closing bid and asked prices; securities primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when a significant occurrence exists subsequent to the time a value was so established and it is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities traded in the over-the-counter market are valued at prices based on market quotations for securities of similar type; U.S. government agencies and obligations are valued at the mean between the last reported bid and asked prices; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities, other than U.S. government agencies, that have a maturity of 60 days or more are valued at prices based on market quotations for securities of similar type, yield and maturity; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Funds distribute dividends and capital gains, if any, at least annually; (h) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) the Funds intend to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     In addition, the MFS Mid Cap Growth and MFS Research Portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current forward rate as an unrealized gain or loss. Realized gains or losses are recognized when the contracts are settled or offset by entering into another forward exchange contract.

     2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS

     Travelers Asset Management International Company LLC ("TAMIC"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Convertible Securities ("CS"), MFS Mid Cap Growth ("MMCG") and MFS Research ("MRP") Portfolios. CS, MMCG, and MRP each pay TAMIC an investment advisory fee calculated at annual rates of 0.60%, 0.80% and 0.80%, respectively. These fees are calculated daily and paid monthly.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     TAMIC has entered into a sub-advisory agreement with Massachusetts Financial Services ("MFS"). Pursuant to each sub-advisory agreement, MFS is responsible for the day-to-day fund operations and investment decisions for MMCG and MRP. As a result, TAMIC pays MFS a sub-advisory fee at an annual rate of 0.375% of the average daily net assets of MMCG and MRP.

     The Travelers Insurance Company ("TIC"), another indirect wholly-owned subsidiary of Citigroup, acts as administrator to the Funds. The Funds pay TIC an administration fee calculated at an annual rate of 0.06% of the average daily net assets of each Fund. This fee is calculated daily and paid monthly. TIC has entered into a sub-administrative service agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup. TIC pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.06% of the average daily net assets of the Funds.

     Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. For the six months ended June 30, 2003, each Fund paid transfer agent fees of $2,500 to CTB.

     For the six months ended June 30, 2003, Citigroup Global Markets Inc., formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, did not receive any brokerage commissions from the Funds.

     One Trustee and all officers of the Trust are employees of Citigroup or its subsidiaries.

     3.  INVESTMENTS

     During the six months ended June 30, 2003, the aggregate costs of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments), were as follows:

                                                               PURCHASES        SALES
----------------------------------------------------------------------------------------
Convertible Securities Portfolio............................  $14,948,702    $11,571,088
MFS Mid Cap Growth Portfolio................................   62,929,451     67,857,242
MFS Research Portfolio......................................   43,875,999     49,439,591
----------------------------------------------------------------------------------------

     At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                                                  NET
                                                                                               UNREALIZED
                                                                                              APPRECIATION
                                                              APPRECIATION   DEPRECIATION    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
Convertible Securities Portfolio............................  $ 3,253,131    $  (4,035,663)  $    (782,532)
MFS Mid Cap Growth Portfolio................................   24,358,804       (3,112,355)     21,246,449
MFS Research Portfolio......................................    7,957,781       (3,558,765)      4,399,016
-----------------------------------------------------------------------------------------------------------

     4.  REPURCHASE AGREEMENTS

     The Funds purchase (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

     At June 30, 2003, MMCG and MRP did not have any repurchase agreements outstanding.

     5.  FORWARD FOREIGN CURRENCY CONTRACTS

     MMCG and MRP may enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     At June 30, 2003, MRP had open foreign currency contracts as described below. The unrealized loss on the contracts reflected in the accompanying financial statements were as follows:

MFS RESEARCH PORTFOLIO

                                                           LOCAL      MARKET    SETTLEMENT   UNREALIZED
FOREIGN CURRENCY                                          CURRENCY    VALUE        DATE         LOSS
-------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY:
Canadian Dollar.........................................    6,170    $  4,551     7/2/03       $ (31)
Canadian Dollar.........................................    6,160       4,544     7/3/03         (31)
-------------------------------------------------------------------------------------------------------
                                                                                                 (62)
-------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL:
British Pound...........................................  127,471     210,696     7/2/03        (740)
-------------------------------------------------------------------------------------------------------
Net Unrealized Loss on Open Forward Foreign
  Currency Contracts....................................                                       $(802)
=======================================================================================================

     At June 30, 2003, MMCG did not have any open forward foreign currency contracts.

     6.  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of each Fund were as follows:

                                                                SIX MONTH ENDED        YEAR ENDED
                                                                 JUNE 30, 2003      DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES PORTFOLIO
Shares sold.................................................          710,087           1,574,176
Shares issued on reinvestment...............................               --             413,531
Shares reacquired...........................................         (504,550)         (1,386,512)
-----------------------------------------------------------------------------------------------------
Net Increase................................................          205,537             601,195
=====================================================================================================
MFS MID CAP GROWTH PORTFOLIO
Shares sold.................................................          888,025           3,032,958
Shares reacquired...........................................       (1,864,912)         (3,875,252)
-----------------------------------------------------------------------------------------------------
Net Decrease................................................         (976,887)           (842,294)
=====================================================================================================
MFS RESEARCH PORTFOLIO
Shares sold.................................................          137,543             439,734
Shares issued on reinvestment...............................               --             113,691
Shares reacquired...........................................       (1,192,901)         (3,216,184)
-----------------------------------------------------------------------------------------------------
Net Decrease................................................       (1,055,358)         (2,662,759)
=====================================================================================================

     7.  SUBSEQUENT EVENT

     On July 25, 2003, the Board of Trustees of The Travelers Series Trust: MFS Research Portfolio approved a new sub-advisory agreement for the Fund. Subject to shareholder approval, the new sub-advisory agreement replaces Massachusetts Financial Services, as sub-advisor, with Merrill Lynch Investment Manager L.P.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

CONVERTIBLE SECURITIES PORTFOLIO        2003(1)     2002(2)      2001(2)      2000(2)     1999(2)     1998(3)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................    $ 9.67      $11.32       $12.06       $11.69      $ 9.86     $10.00
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(4)(5).........      0.21        0.45         0.47         0.58        0.46       0.22
  Net realized and unrealized gain
     (loss)(5)........................      1.27       (1.26)       (0.56)        0.85        1.38      (0.12)
-------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations...      1.48       (0.81)       (0.09)        1.43        1.84       0.10
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income...............        --       (0.77)       (0.21)       (0.25)         --      (0.22)
  Net realized gains..................        --       (0.07)       (0.44)       (0.81)      (0.01)     (0.02)
-------------------------------------------------------------------------------------------------------------
Total Distributions...................        --       (0.84)       (0.65)       (1.06)      (0.01)     (0.24)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD........    $11.15      $ 9.67       $11.32       $12.06      $11.69     $ 9.86
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(6).......................     15.31%++    (6.99)%      (0.82)%      12.51%      18.70%      0.98%++
-------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S).....   $58,606     $48,821      $50,356      $26,294     $11,238     $4,617
-------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(4)(7)......................      0.77%+      0.80%        0.79%        0.80%       0.80%      0.80%+
  Net investment income(5)............      4.18+       4.36         3.95         4.76        4.33       4.31+
-------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE...............        23%         46%          56%          48%         79%         7%
=============================================================================================================

(1) For the six months ended June 30, 2003 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) For the period May 1, 1998 (commencement of operations) to December 31,
    1998.

(4) The Travelers Insurance Company has agreed to reimburse the Fund for expenses in the amounts of $6,833, $18,530, $32,000 and $24,996 for the years ended December 31, 2002, December 31, 2000, December 31, 1999 and the period ended December 31, 1998, respectively. If such expenses were not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:

                                                 DECREASES TO NET              EXPENSE RATIOS WITHOUT
                                           INVESTMENT INCOME PER SHARE         EXPENSE REIMBURSEMENTS
                                          ------------------------------   -------------------------------
                                           2002    2000    1999    1998     2002    2000    1999     1998
                                          ------   -----   -----   -----   ------   -----   -----   ------
   Convertible Securities Portfolio       $0.00*   $0.01   $0.05   $0.05    0.81%   0.90%   1.23%   1.86%+

(5) Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, the ratio of net investment income to average net assets would have been 3.99%. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized an unrealized loss was less than $0.01 per share.

(6) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(7) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.80%.

 *  Amount represents less than $0.01 per share.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

         MFS MID CAP GROWTH PORTFOLIO           2003(1)     2002(2)    2001(2)     2000(2)    1999(2)    1998(2)(3)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..........     $5.02       $9.81     $16.75      $16.43     $10.05     $10.00
-------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment loss(4)......................     (0.01)      (0.04)     (0.06)      (0.05)     (0.04)     (0.02)
  Net realized and unrealized gain (loss).....      0.93       (4.75)     (3.90)       1.69       6.46       0.07
-------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations...........      0.92       (4.79)     (3.96)       1.64       6.42       0.05
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net realized gains..........................        --          --      (2.98)      (1.32)     (0.04)        --
-------------------------------------------------------------------------------------------------------------------
Total Distributions...........................        --          --      (2.98)      (1.32)     (0.04)        --
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD................     $5.94       $5.02     $ 9.81      $16.75     $16.43     $10.05
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(5)...............................     18.33%++   (48.83)%   (23.62)%      9.29%     64.17%      0.50%++
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S).............  $157,767    $138,221   $278,504    $314,150    $94,124    $13,234
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(4)(6)..............................      0.94%+      0.93%      0.92%       0.90%      1.00%      1.00%+
  Net investment loss.........................     (0.44)+     (0.56)     (0.49)      (0.30)     (0.33)     (0.25)+
-------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.......................        46%        167%        96%        143%       162%       100%
===================================================================================================================

(1) For the six months ended June 30, 2003 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) For the period March 23, 1998 (commencement of operations) to December 31, 1998.

(4) The Travelers Insurance Company has agreed to reimburse the Fund for the expenses in the amounts of $27,304 and $32,634 for the year ended December 31, 1999 and the period ended December 31, 1998, respectively. If such expenses were not reimbursed, the increases to net investment loss and the actual expense ratios would have been as follows:

                                                       INCREASES TO NET                EXPENSE RATIOS WITHOUT
                                                  INVESTMENT LOSS PER SHARE            EXPENSE REIMBURSEMENTS
                                                  --------------------------         ---------------------------
                                                  1999                 1998          1999                  1998
                                                  -----                -----         -----                ------
MFS Mid Cap Growth Portfolio                      $0.01                $0.04         1.07%                1.62%+

(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(6) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

            MFS RESEARCH PORTFOLIO              2003(1)     2002(2)    2001(2)     2000(2)    1999(2)     1998(3)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..........     $6.52       $8.77     $12.15      $13.06     $10.56     $10.00
------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income (loss)(4).............      0.03        0.03       0.01       (0.01)      0.00*      0.01
  Net realized and unrealized gain (loss).....      0.60       (2.23)     (2.74)      (0.70)      2.50       0.57
------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations...........      0.63       (2.20)     (2.73)      (0.71)      2.50       0.58
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income.......................        --       (0.05)     (0.00)*        --         --      (0.02)
  Net realized gains..........................        --          --      (0.65)      (0.20)        --         --
  Capital.....................................        --          --         --          --         --      (0.00)*
------------------------------------------------------------------------------------------------------------------
Total Distributions...........................        --       (0.05)     (0.65)      (0.20)        --      (0.02)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD................     $7.15       $6.52     $ 8.77      $12.15     $13.06     $10.56
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(5)...............................      9.66%++   (25.14)%   (22.45)%     (5.58)%    23.67%      5.77%++
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S).............  $108,632    $106,010   $165,928    $222,953   $152,073    $37,870
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(4)(6)..............................      0.97%+      0.94%      0.92%       0.94%      0.99%      1.00%+
  Net investment income (loss)................      0.86+       0.44       0.10       (0.07)      0.02       0.42+
------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.......................        44%        104%        98%         86%        85%        54%
==================================================================================================================

(1) For the six months ended June 30, 2003 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) For the period March 23, 1998 (commencement of operations) to December 31, 1998.

(4) The Travelers Insurance Company has agreed to reimburse the Fund for expenses in the amount of $41,049 for the period ended December 31, 1998. If such expenses were not reimbursed, the per share decrease to net investment income and the actual annualized expense ratio would have been $0.01 and 1.37%, respectively.

(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(6) As a result of a voluntary expense limitation, the ratio of expenses (excluding interest expense) to average net assets will not exceed 1.00%.

 *  Amount represents less than $0.01 per share.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

TRUSTEES                                   INVESTMENT ADVISER

R. Jay Gerken, CFA                         Travelers Asset Management International Company LLC
  Chairman
Frances M. Hawk, CFA, CPA
Lewis Mandell
Robert E. McGill                           ADMINISTRATOR

OFFICERS                                   The Travelers Insurance Company

R. Jay Gerken, CFA
President and
Chief Executive Officer                    CUSTODIAN

Lewis E. Daidone                           State Street Bank and Trust Company
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka                          TRANSFER AGENT
Chief Financial Officer
and Treasurer                              Citicorp Trust Bank, fsb.

Kaprel Ozsolak
Controller

Ernest J. Wright
Secretary

Kathleen A. McGah
Assistant Secretary

The Funds are separate investment funds of The Travelers Series Trust, a Massachusetts business trust.

This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Series Trust: Convertible Securities, MFS Mid Cap Growth and MFS Research Portfolios. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity and Variable Universal Life Insurance products offered by The Travelers Insurance Company or The Travelers Life and Annuity Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.

Series Trust (Semi-Annual) (8-03) Printed in U.S.A.                      03-4964

ITEM 2.        CODE OF ETHICS.

               Not applicable.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

               Not applicable.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

               Not applicable.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

               Not applicable.

ITEM 6.        [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

               Not applicable.

ITEM 8.        [RESERVED]

ITEM 9.        CONTROLS AND PROCEDURES.

               (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

               (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10.       EXHIBITS.

               (a)    Not applicable.

               (b)    Attached hereto.

               Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

               Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

The Travelers Series Trust


By:     /s/ R. Jay Gerken
        R. Jay Gerken
        Chief Executive Officer of
        The Travelers Series Trust

Date: August 28, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ R. Jay Gerken
        (R. Jay Gerken)
        Chief Executive Officer of
        The Travelers Series Trust

Date: August 28, 2003

By:     /s/ Richard L. Peteka
        (Richard L. Peteka)
        Chief Financial Officer of
        The Travelers Series Trust

Date: August 28, 2003